Equity - Additional Information (Details) $ in Thousands, ₩ in Millions		12 Months Ended
	Jul. 25, 2023 KRW (₩) shares	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	[1]	Jan. 01, 2022 KRW (₩)	[1]
Hybrid Securities [Line Items]
Hybrid securities		₩ 5,032,803		$ 3,898,466	₩ 4,434,251		₩ 2,838,221
Acquisition of treasury shares		571,745	$ 442,880
Board of Directors
Hybrid Securities [Line Items]
Number of treasury stock shares acquired | shares	5,584,514
Acquisition of treasury shares	₩ 300,000
Kookmin Bank
Hybrid Securities [Line Items]
Hybrid securities		1,282,993
KB Securities Co., Ltd.
Hybrid Securities [Line Items]
Hybrid securities		102,673
KB Life Insurance Co Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities		₩ 49,800

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.